FIXED ASSETS	12 Months Ended
Sep. 30, 2021
FIXED ASSETS
FIXED ASSETS

4. FIXED ASSETS

Property and equipment as of September 30, 2021 and 2020 was comprised of the following:

	Estimated Useful Lives	September 30, 2021	September 30, 2020
Machinery and equipment	2-3 years	$654,798	$355,272
Leasehold improvements	5 years	3,612	3,612
Furniture and fixtures	5 years	26,855	26,855
Less: accumulated depreciation		(356,761)	(257,068)
		$328,504	$128,671

Total depreciation expense was $99,693 and $69,655 for the year ended September 30, 2021 and 2020, respectively. All equipment is used for general and administrative purposes and accordingly all depreciation is classified in general and administrative expenses.